RAICE, PAYKIN, GREENBLATT, LESSER & KRIEG LLP

ATTORNEYS AT LAW

185 MADISON AVENUE, 10TH FLOOR

NEW YORK, NEW YORK 10016

_______________________________________

(212) 725-4423 • FAX (212) 684-9022

PINCHUS D. RAICE**	COUNSEL
JOSEPH N. PAYKINΔ
JUDAH D. GREENBLATT++	CLAUDIO H. BERGAMASCO**
Robert I. Lesser**	LESLIE A. MARTEY*
CHARLES D. KRIEG *	DAVID J. MINDER*
DAVID C. THOMAS*	PARSHHUERAM T. MISIR**
JAMES KLATSKY*	MARTIN MUSHKIN***
DAVID J. WOLKENSTEIN*	JOHN M. TANNENBAUM+

*	ADMITTED IN NY
**	ADMITTED IN NY AND NJ
***	ADMITTED IN NY and CT
Δ	ADMITTED IN NY AND FL
++	ADMITTED IN NY, NJ and CT
+	ADMITTED IN NY, CT AND DC

June 15, 2005

Rolaine S. Bancroft, Esq.

Securities and Exchange Commission

450 Fifth Street, N.W.
Washington, D.C. 20549-0305

Stop 0305

Re:       VirTra Systems, Inc. Registration No. 333-123890

Dear Ms. Bancroft:

Here it is Amendment 2 to the registration statement. We have responded to your comments below as indicated. A redlined hard copy accompanies the hard copy of this letter.

Registration Statement Cover Page

1.         We note your response to prior comment 1; however, the box is not checked on the EDGAR version. Please revise.

Response: Change made.

2.         We note your response to prior comment 2; however, the column titled "Amount of Registration Fee" is not complete on the EDGAR version. Please revise.

Response: Change made.

Prospectus Cover Page

3.         We note your response to prior comment 3 that the exercise price of the warrants is $0.28 per share on the prospectus cover page and in the Use of Proceeds section on

Securities and Exchange Commission

June 15, 2005

page 11. We also note that in the section titled "The Offering" on page 3, you state that the "warrants provide for a strike price of $0.33 per share as to 500,000 shares, and $0.27 per share as to 250,000 shares." Please revise to reconcile these two statements or advise.

Response: We have revised.

Prospectus Summary, page 2

4.         We note your response to prior comment 7. It appears that you provided updated information under the Liquidity section on page 17. Please revise on page 2 accordingly.

Response: Change made.

The Offering, page 3

5.         We note your response to prior comment 8. Please revise to disclose the amount you may receive if all the warrants are exercised.

Response: Change made.

Risk Factors, page 4

Our past inability to pay our debts as they come due, page 6

6.         We note your response to prior comment 10. Please revise to clarify for investors your disclosure that "Collection on some of these notes is barred by the statute of limitations." For example, explain the statute of limitations and how it applies to the debts you owe. Please quantify the amount so that investors can better understand this risk.

Response: Change made.

The success of our new line of virtual reality simulators will be affected, page 5

7.         We note your response to prior comment 13. Please revise to disclose the information about the ordering process that you provided in your supplemental response. Please revise to clarify whether you have received purchase orders for the amounts you have disclosed.

Response: Change made.

We may not have enough funding to complete our business plan, page 8

8.         We reissue comment 17. We note your response but since there are no integration

Securities and Exchange Commission

June 15, 2005

issues with a selling shareholder filing such as this one, we are not sure what you mean. Either comply or tell us why you believe your language is necessary.

Response: Based on your assurance that there is no integration issue with a shareholder filing such as this one, we have removed the language.

Business, page 18

Training/Simulation, page 20

9.         Please refer to the last sentence of this section. We note that you have received several "confidential purchase commitments." Please revise to clarify whether these commitments are oral commitments or purchase orders as you discuss in your response to prior comment 13.

Response: We have revised to indicate that the commitments are oral and non-binding.

Virtual Reality Products, page 20

Training/Simulation Products, page 21

10.       We note your response to prior comment 29 and reissue. Please revise to disclose the aggregate dollar amount of contracts for these products. We note your disclosure on page 5 of the risk factor section under the subheading, "The success of our new line of virtual reality training simulators." If the amount of any contract is so material to your results that it should be filed, please file it with the next amendment. If none is, please disclose that fact and tell us information to support it.

Response: Change made.

Our binding orders to date of these units (12 purchase orders) aggregate $1,122,450. The largest is for $224,150. In view of the typical per unit prices of these units, and the early stage of marketing the units, we regard each of these as in the ordinary course, and do not believe any one of these purchase orders is so material to our results that it should be filed.

Warrants, page 35

11.       Please tell us whether the warrants you identify in the first paragraph are the same warrants that the selling shareholders may exercise to obtain the shares for this offering. If so, please revise this section considering your response to comment number 3 above.

Response: They are the same warrants. The exercise price was incorrectly described

Securities and Exchange Commission

June 15, 2005

as based on the market price of the common stock for a period prior to exercise. The exercise price was in fact fixed at the time the second set of debentures was issued. The revised language corrects this error.

12.       We note your response to prior comment 38. Please revise to clarify whether you have issued the shares to Swartz Private Equity L.P. and explain to investors the current status of your dispute.

Response: Change made.

Very truly yours,

David C. Thomas